Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Carrying Amount Of Goodwill Details
Beginning Balance Goodwill	$ 3,431	$ 3,431	$ 1,087
Acquisitions	0	0	2,344
Ending Balance Goodwill	$ 3,431	$ 3,431	$ 3,431